UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
Radian Insd. — Radian Group Insured
MUNICIPAL BONDS AND NOTES (95.1%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (2.3%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds
Ser. B, 4s, 1/1/16	Aa1	$25,000	$26,675
Ser. A, 3s, 1/1/16	Aa1	35,000	36,709

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.)
Ser. A, 5s, 1/1/17	AA-	50,000	56,102
Ser. D, 5s, 1/1/15	AA-	25,000	25,954

AZ School Fac. Board COP, Ser. A-2, 4s, 9/1/15	A1	100,000	105,354

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.), 5s, 7/1/14	Aa1	35,000	35,550

AZ State U. Rev. Bonds, Ser. 2008-C, 5 1/2s, 7/1/15	AA	50,000	53,477

Northern AZ U. Rev. Bonds, NATL, FGIC, 5 1/4s, 6/1/15	A1	45,000	47,331

U. Med. Ctr. Corp. Rev. Bonds, 5s, 7/1/17	Baa1	75,000	81,892

			469,044
Arkansas (0.4%)

Rogers, Rev. Bonds (Sales and Use Tax), 3s, 11/1/14	AA	70,000	71,297

			71,297
California (17.1%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (O'Connor Woods), 3s, 1/1/16	A	70,000	72,767

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F, 5s, 4/1/15	AA	30,000	31,538

CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s, 11/1/14	A2	40,000	41,219

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Cedars-Sinai Med. Ctr.), 5s, 11/15/15	A1	50,000	53,924
(Northern CA Retirement Officers), 4s, 1/1/16	A	50,000	53,218

CA Poll. Control Fin. Auth. Rev. Bonds (San Diego Gas & Elect., Co.), Ser. A, AMBAC, 5.9s, 6/1/14	A1	10,000	10,135

CA Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/14) (Republic Svcs., Inc.), Ser. A, 0.55s, 8/1/23	BBB+	150,000	150,006

CA State G.O. Bonds, 5s, 9/1/15	A1	25,000	26,775

CA State Mandatory Put Bonds (12/1/16), 4s, 12/1/26	A1	150,000	160,421

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. L, 5s, 5/1/14	Aa3	150,000	151,175

CA State Muni. Auth. Solid Waste Disp. Mandatory Put Bonds (2/1/17) (Waste Mgt., Inc.), Ser. A, 1 1/8s, 2/1/39	A-	150,000	150,389

CA State Pub. Wks. Board Rev. Bonds (Dept. of Forestry & Fire), Ser. E, 5s, 11/1/15	A2	100,000	107,565

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1 3/8s, 4/1/28	Aa3	75,000	75,491

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/16 (Escrowed to maturity)	A	45,000	50,193
(Kaiser Credit Group), Ser. A, 5s, 4/1/14	A+	20,000	20,073

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5s, 9/1/16	BBB+	75,000	81,006

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	27,170

Fontana, School Dist. G.O. Bonds, Ser. A, AGM, 5 1/4s, 8/1/23 (Prerefunded 8/1/14)	Aa3	120,000	122,495

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/17	A2	50,000	56,221

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 2s, 8/1/15	Aa2	100,000	102,525

Imperial Irrigation Elec. Dist. Rev. Bonds, 5s, 11/1/14	AA-	50,000	51,541

Infrastructure & Econ. Dev. Bank Rev. Bonds (CA Indpt. Syst. Operator), 3s, 2/1/16	A1	100,000	104,813

Irvine, Special Tax Bonds (Cmnty. Facs. Dist. No. 2005), Ser. 2, 4s, 9/1/18	BBB	75,000	79,979

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 1), 4s, 9/2/16	BBB-	50,000	52,744

Los Angeles, G.O. Bonds, Ser. A
NATL, FGIC, 5 1/4s, 9/1/15	Aa2	35,000	37,621
AGM, 4s, 9/1/14	Aa2	50,000	50,941

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5 1/4s, 5/15/24	AA	20,000	22,329

Los Angeles, Wastewater Syst. Rev. Bonds, Ser. A, 5s, 6/1/14	AA+	25,000	25,291

Metro. Wtr. Dist. Rev. Bonds, Ser. B-3, NATL, 5s, 10/1/19 (Prerefunded 10/1/14)	AAA	270,000	277,536

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/19	A+	30,000	35,267

Mt. San Antonio, Cmnty College Dist. G.O. Bonds
Ser. A, 5s, 9/1/15	Aa2	100,000	107,117
(Election of 2008), Ser. A, 2s, 8/1/15	Aa2	100,000	102,525

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. E, 5s, 9/1/16	BBB+	75,000	80,531

Northern CA Pwr. Agcy. Rev. Bonds
(Geothermal No. 3), Ser. A, 5 1/4s, 7/1/20	A1	40,000	47,420
(Hydroelec. Project No. 1-C), AGM, 5s, 7/1/16	AA-	40,000	44,200

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 4s, 8/1/14	BBB/P	75,000	75,948

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds, 3s, 2/1/15	A+	50,000	51,299

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/14	AA-	30,000	30,646

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds, Ser. 34C, AGO, 4 1/4s, 5/1/15	AA-	200,000	209,082

San Jose, Arpt. Rev. Bonds, Ser. A, AMBAC, 5s, 3/1/15	A2	40,000	41,834

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 8/15/17	BBB+	150,000	165,038

Southern CA Pub. Pwr. Auth. Rev. Bonds (San Pwr. Systs.), Ser. A, AGM, 5s, 1/1/15	AA-	75,000	77,994

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, 2s, 8/1/15	AA	100,000	102,340

			3,418,342
Colorado (0.6%)

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5s, 11/15/16	A2	75,000	83,401
4s, 11/15/17	A1	20,000	22,033

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	A	20,000	22,340

			127,774
Connecticut (0.8%)

CT State G.O. Bonds
Ser. B, 5s, 12/1/14	AA	35,000	36,232
Ser. D, AGM, 5s, 11/15/14	AA	20,000	20,674

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/21/16) (Yale U.), Ser. A, 1.35s, 7/1/42	Aaa	75,000	76,415

South Central, Regl. Wtr. Auth. Syst. Rev. Bonds, Ser. 20, NATL, 4 1/2s, 8/1/14	Aa3	25,000	25,439

			158,760
District of Colombia (0.4%)

DC G.O. Bonds, Ser. C, AGM, 5s, 6/1/16	Aa2	75,000	82,628

			82,628
Florida (2.8%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. L, AMBAC, 5s, 10/1/14	A1	60,000	61,653

Citizens Property Insurance Corp. Rev. Bonds
(High Act), Ser. A-1, 5 3/8s, 6/1/16	A+	15,000	16,569
AGM, 5s, 6/1/14	AA-	25,000	25,291

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	Baa1	60,000	65,900

FL State G.O. Bonds (Dept. of Trans.), Ser. A, 5s, 7/1/14	AAA	35,000	35,550

FL State Rev. Bonds, Ser. A, 5s, 7/1/14	Aa3	50,000	50,781

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 4s, 10/1/16	A2	50,000	54,427

Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Hlth. Syst.), Ser. A, 5s, 11/15/14	Aa3	30,000	31,005

Kissimmee, Util. Auth. Rev. Bonds, AMBAC, 5s, 10/1/16	A1	50,000	53,104

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, Ser. B, AGM, 5s, 10/1/15	Aa3	50,000	53,725

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4s, 5/1/16	Aa3	100,000	107,069

			555,074
Georgia (1.8%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, Ser. B, 5s, 1/1/16	A1	125,000	135,429

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2 3/8s, 9/1/29	A	100,000	102,847

Clayton Cnty., Wtr. & Swr. Rev. Bonds, 2s, 5/1/14	AA+	65,000	65,198

Main St. Natural Gas, Inc. Rev. Bonds, Ser. A, 5s, 3/15/14	A	50,000	50,059

			353,533
Hawaii (0.6%)

HI State G.O. Bonds, Ser. EK, 5s, 8/1/16	Aa2	100,000	111,334

			111,334
Illinois (4.5%)

Chicago, G.O. Bonds, AMBAC, 4s, 12/1/14	A+	100,000	102,472

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5s, 1/1/17	A2	100,000	111,369
Ser. D, AGM, 4s, 1/1/18	AA-	75,000	82,556

Chicago, Waste Wtr. Transmission Rev. Bonds
NATL, 5 1/2s, 1/1/17	A+	50,000	55,978
Ser. A, 5s, 1/1/15	Aa1	50,000	51,950

Chicago, Wtr. Reclamation Dist. G.O. Bonds, Ser. C, 5s, 12/1/15	AAA	105,000	113,322

Cicero, G.O. Bonds, Ser. A, 2s, 1/1/15(FWC)	A+	100,000	101,014

Cook Cnty., G.O. Bonds (Arlington Heights Twp. Dist. No. 21), NATL, 4s, 12/1/15	Aa1	25,000	26,594

IL State G.O. Bonds, 5s, 7/1/17	A3	50,000	56,274

IL State Rev. Bonds
NATL, FGIC, 5 1/2s, 6/15/16	AAA	40,000	44,388
Ser. B, 5s, 6/15/15	AAA	25,000	26,494

Regl. Trans. Auth. Rev. Bonds, AGM, 5 3/4s, 6/1/15	AA	125,000	133,548

			905,959
Indiana (1.0%)

Concord, Cmnty. Schools Bldg. Corp. Rev. Bonds (First Mtge.), NATL, 4 1/4s, 7/1/14	AA+	100,000	101,281

Indianapolis, Rev. Bonds, Ser. B, 5s, 2/1/15	Aa2	100,000	104,322

			205,603
Kentucky (0.7%)

KY State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/2/14) (Republic Svcs., Inc.), Ser. B, 0.52s, 4/1/31	BBB+	145,000	145,000

			145,000
Louisiana (1.4%)

LA State Hwy. Impt. Rev. Bonds, Ser. A, 5s, 6/15/16	Aa3	200,000	221,466

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/16	A	50,000	54,559

			276,025
Maryland (3.2%)

MD State G.O. Bonds
5 1/2s, 3/1/15	Aaa	25,000	26,321
Ser. A, 5 1/4s, 3/1/16	Aaa	30,000	33,012

MD State & Local Facs. G.O. Bonds, Ser. A-2, 2s, 8/15/14	Aaa	100,000	100,835

MD State Econ. Dev. Corp. Rev. Bonds (Salisbury U.), 3s, 6/1/14	Baa3	25,000	25,094

MD State Trans. Auth. Rev. Bonds
5 1/4s, 3/1/15	AAA	200,000	210,054
5s, 3/1/16	AAA	135,000	147,488
4s, 9/1/14	AAA	50,000	50,943

Montgomery Cnty., COP (Public Trans. Equip.), 4s, 5/1/15	Aa1	50,000	52,180

			645,927
Massachusetts (3.3%)

Dracut, G.O. Bonds, Ser. B, 2s, 7/15/14	AA-	40,000	40,266

MA State G.O. Bonds
Ser. C, AGM, 4s, 8/1/16	Aa1	25,000	27,216
Ser. D, 4s, 8/1/16	Aa1	30,000	32,643

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4s, 7/1/17	A1	50,000	55,270

MA State Dev. Fin. Agcy. Rev. Bonds (Loomis Cmntys.), Ser. A, 3s, 1/1/17	BBB-	75,000	75,221

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,072

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), 5s, 7/1/16	BBB+	25,000	26,787
(Northeastern U.), Ser. R, 4 1/2s, 10/1/15	A2	25,000	26,605

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4s, 12/1/44(FWC)	Aa2	200,000	217,868

New Bedford, G.O. Bonds (State Qualified), 3s, 3/1/14	Aa2	100,000	100,000

			651,948
Michigan (4.7%)

Dexter, G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/14	Aa2	25,000	25,192

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 2s, 7/1/14	Aa3	50,000	50,296

MI Pub. Pwr. Agcy. Rev. Bonds (Belle River), Ser. A, NATL, 5 1/4s, 1/1/15	AA	25,000	26,018

MI State Rev. Bonds, AGM, 4 1/2s, 9/15/15	AA	100,000	106,254

MI State Bldg. Auth. Rev. Bonds (Fac. Program), Ser. II-A, 3s, 10/15/14	Aa3	25,000	25,432

MI State Fin. Auth. Rev. Bonds (Unemployment Oblig. Assmt.), 5s, 7/1/16	Aaa	150,000	166,265

MI State Hosp. Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), Ser. A, 5s, 11/15/16	A2	20,000	21,914
(Sparrow Hosp.), 5s, 11/15/16	A1	25,000	27,539

MI State Muni. Bond Auth. Rev. Bonds (Local Govt. Loan Program), Ser. C, Q-SBLF, 5s, 5/1/14	Aa2	75,000	75,579

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2 3/4s, 11/15/17	BBB+/F	75,000	74,894

MI State Trunk Line Fund Rev. Bonds, Ser. A, NATL, 5 1/4s, 11/1/15	AA+	25,000	27,055

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 1/2s, 6/1/15	Baa2	30,000	31,406

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 2s, 5/1/16	AA	200,000	206,642

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), 5s, 12/1/15	AA-	25,000	26,818

Zeeland, Pub. Schools G.O. Bonds, AGM, Q-SBLF, 5s, 5/1/15	Aa3	50,000	52,733

			944,037
Minnesota (4.7%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/15	A	80,000	83,092

Minneapolis, G.O. Bonds, Ser. A, zero %, 12/1/15	AAA	10,000	9,939

MN State G.O. Bonds
(Hwy. & Var. Purpose), 5s, 8/1/16	Aa1	25,000	27,814
Ser. A, 5s, 10/1/15	Aa1	175,000	188,150
Ser. F, 4s, 8/1/14	Aa1	50,000	50,784

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5s, 10/1/16	A3	100,000	110,671
5s, 10/1/15	A3	55,000	58,916
5s, 10/1/14	A3	50,000	51,319

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4s, 7/1/38(FWC)	Aa1	100,000	108,917

Olmsted Cnty., G.O. Bonds (Resource Recvy.), Ser. A, 4s, 2/1/15	Aaa	25,000	25,859

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/17	A1	35,000	39,337

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds (Allina Hlth. Syst.), 5s, 11/15/14	Aa3	75,000	77,384

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5 1/4s, 5/15/17	A2	25,000	27,355

U. of MN Rev. Bonds (State Supported Stadium Debt), 5s, 8/1/15	Aa1	50,000	53,374

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AGM, 5s, 1/1/16	Aa3	25,000	27,134

			940,045
Mississippi (0.7%)

MS State Bus. Fin. Corp. Solid Waste Disp. Mandatory Put Bonds (3/1/17) (Waste Mgt., Inc.), 2.85s, 3/1/27	A-	150,000	150,000

			150,000
Missouri (1.1%)

MO State Hwy. & Transit Comm. Rev. Bonds
Ser. A, 5s, 5/1/15	Aa1	100,000	105,573
(State Road), 4 1/4s, 5/1/16	AAA	100,000	108,458

			214,031
Nevada (1.9%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Dist. No. 142 Mountain Edge Local Impt.), 3s, 8/1/14	BBB-	75,000	75,413

Henderson G.O. Bonds (Wtr. & Swr.), NATL, 5s, 9/1/14	Aa2	30,000	30,709

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 3s, 6/1/16	BB/P	25,000	25,134

NV State Rev. Bonds, 5s, 6/1/16	Aaa	150,000	165,506

NV State Hwy. Rev. Bonds (Motor Vehicle Fuel Tax), 5s, 12/1/15	AAA	85,000	92,017

			388,779
New Hampshire (0.4%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Concord Hosp. Oblig. Group), Ser. A, 3s, 10/1/15	A2	85,000	87,808

			87,808
New Jersey (3.7%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 3s, 10/1/15	Aa2	100,000	104,361

Morris Cnty., G.O. Bonds, 3 3/4s, 2/1/15	Aaa	110,000	113,603

NJ State G.O. Bonds, 5s, 6/1/15	Aa3	25,000	26,478

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction)
Ser. KK, 5s, 3/1/16	A1	20,000	21,829
Ser. W, 5s, 3/1/16	A1	25,000	27,286

NJ State Edl. Fac. Auth. Rev. Bonds
(Ramapo College of NJ), Ser. I, AMBAC, 5s, 7/1/16	A2	50,000	54,170
(The College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	55,095

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	BBB-	15,000	15,156
(South Jersey Hosp., Inc.), 5s, 7/1/16	A2	20,000	21,529
(St. Barnabas Hlth.), Ser. A, 3 1/4s, 7/1/16	Baa1	25,000	26,123

NJ State Tpk. Auth. Rev. Bonds, NATL, 6 1/2s, 1/1/16	A+	90,000	99,782

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. B, NATL, 5 1/4s, 12/15/14	A1	90,000	93,530

Ocean Cnty., G.O. Bonds, 4s, 8/1/16	Aaa	75,000	81,326

			740,268
New Mexico (2.1%)

Albuquerque Bernalillo Cnty., Wtr. & Swr. Rev. Bonds, Ser. A, AMBAC, 4 1/4s, 7/1/15	AA+	200,000	210,662

NM State U. Rev. Bonds, Ser. A, 4s, 4/1/15	Aa2	25,000	26,020

Santa Fe, Waste Wtr. Syst. Rev. Bonds, Ser. B, 2s, 6/1/15	AA	50,000	50,944

Santa Fe, Wtr. Util. Rev. Bonds, Ser. D, 5s, 6/1/14	AA+	125,000	126,456

			414,082
New York (9.2%)

Metro. Trans. Auth. Rev. Bonds, Ser. F, 5s, 11/15/15	A+	75,000	81,086

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, FGIC, 5s, 4/1/23 (Prerefunded 10/1/15)	AA+	180,000	193,585

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds (Rochester Gen. Hosp.), Ser. B, 3s, 12/1/15	A-	50,000	51,825

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 4s, 7/1/16	A3	25,000	26,563

NY City, G.O. Bonds, Ser. E-1, AMBAC, 4s, 8/1/15	Aa2	25,000	26,340

NY City, Transitional Fin. Auth. Rev. Bonds, 5s, 11/1/15	AAA	135,000	145,681

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds (Fiscal 2009), Ser. S-2, 5s, 7/15/15	Aa3	75,000	79,859

NY State Dorm. Auth. Rev. Bonds
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/17	A3	85,000	95,665
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/16	AA-	100,000	104,273
(Trustees of Columbia U.), Ser. AA, 5s, 7/1/15	Aaa	215,000	228,769

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (The New School), 4s, 7/1/16	A3	50,000	53,422

NY State Thruway Auth. Rev. Bonds
Ser. A-1, 4 1/2s, 4/1/15	AA	15,000	15,697
Ser. A-2, 4s, 4/1/16	AA	50,000	53,754

NY State Thruway Auth. Local Hwy. & Bridge Rev. Bonds
5s, 4/1/16	AA-	50,000	54,785
(Local Hwy. & Bridge), Ser. A, 5s, 4/1/16	AA-	100,000	109,570

NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. A, 5s, 3/15/16	AAA	125,000	136,841

NY State Urban Dev. Corp. Rev. Bonds (State Personal Income Tax), Ser. A, 5s, 3/15/16	AAA	100,000	109,473

Port Auth. of NY & NJ Rev. Bonds, Ser. 178
5s, 12/1/16	Aa3	100,000	111,760
4s, 12/1/15	Aa3	100,000	106,304

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 3s, 1/1/17	BBB/F	50,000	50,309

			1,835,561
North Carolina (0.8%)

Lenoir Cnty., G.O. Bonds, AGM, 4s, 2/1/16	Aa2	100,000	107,065

NC Med. Care Comm. Retirement Fac. Rev. Bonds (The Forest at Duke, Inc.), 4.6s, 9/1/16	BBB+/F	20,000	20,694

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. A, 5 1/4s, 1/1/17	A2	25,000	28,233

			155,992
Ohio (3.6%)

Akron, Bath Copley JT Twp. Hosp. Fac. Rev. Bonds (Summa Hlth. Syst.), Ser. A, Radian Insd., 5 1/4s, 11/15/14	Baa1	10,000	10,298

Cleveland, Wtr. Rev. Bonds, Ser. O, NATL, 5s, 1/1/15	Aa1	35,000	36,394

Cuyahoga Cnty. G.O. Bonds, 5s, 12/1/15	Aa1	50,000	54,146

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 3s, 11/15/16	A-	50,000	50,935

OH State G.O. Bonds
(Higher Ed.), Ser. C, 5s, 8/1/16	Aa1	25,000	27,827
(Buckeye Savers), Ser. K, 5s, 5/1/15	AAA	100,000	105,573
(Common Schools), Ser. A, 4 1/2s, 9/15/24 (Prerefunded 3/15/15)	Aa1	100,000	104,413

OH State Bldg. Auth. Rev. Bonds, Ser. A, AGM, 5s, 4/1/16	Aa2	20,000	21,853

OH State Higher Ed. Fac. Comm. Rev. Bonds (Case Western Reserve U.), 3s, 12/1/16	AA-	100,000	106,509

OH State Higher Edl. Fac. Comm. Rev. Bonds (U. of Dayton), FGIC, 4 1/4s, 12/1/14	A2	50,000	51,442

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth.), Ser. B, 5s, 1/1/15	Aa2	35,000	36,367

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds (Wtr. Quality), 5 1/4s, 12/1/15	Aaa	100,000	108,743

			714,500
Oklahoma (0.4%)

Tulsa, Arpts. Impt. Trust Rev. Bonds, Ser. A, 5s, 6/1/17	AA	75,000	84,716

			84,716
Oregon (1.1%)

OR State G.O. Bonds
Ser. N, 4s, 12/1/16	Aa1	45,000	49,473
(Higher Ed.), Ser. B, 3 1/2s, 8/1/15	Aa1	25,000	26,161

OR State Rev. Bonds, Ser. A, 4s, 4/1/15	AAA	100,000	104,090

Portland, Swr. Syst. Rev. Bonds, Ser. A, NATL
5s, 6/15/16	Aa2	15,000	16,585
5s, 6/15/15	Aa2	15,000	15,920

			212,229
Pennsylvania (5.0%)

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. Oblig. Group), Ser. A-3, 5s, 11/1/14	AA	35,000	36,072

Bethlehem, PA School Dist. G.O. Bonds, Ser. A, NATL, 5s, 9/1/14	A1	100,000	102,299

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 2 1/4s, 7/1/17	Baa3	40,000	39,107

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	35,000	35,357

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Lancaster Gen. Hosp.), 3s, 7/1/16	Aa3	35,000	36,430

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/15	AA-	25,000	26,300

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5s, 5/1/16	BBB	75,000	79,395

North PA, School Dist. G.O. Bonds, Ser. A, 3s, 3/1/14	Aa2	90,000	90,000

PA G.O. Bonds, 5s, 3/1/16	Aa2	25,000	27,318

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.6s, 10/1/17	AA+	100,000	100,242

PA State G.O. Bonds
Ser. 2, 5s, 4/15/15	Aa2	15,000	15,802
Ser. 1, 5s, 3/15/15	Aa2	45,000	47,231

PA State Econ. Dev. Fin. Auth. Rev. Bonds, Ser. A, 3s, 1/1/15	Aaa	80,000	81,879

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Temple U.), NATL, 5s, 4/1/16	Aa3	50,000	54,491
Ser. AA, NATL, 4.2s, 6/15/15	Aa3	25,000	25,260

PA State Tpk. Comm. Rev. Bonds, Ser. B, 5s, 12/1/14	A1	20,000	20,695

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, AMBAC
5s, 12/1/16	AA	25,000	27,889
5s, 12/1/15	AA	40,000	43,287

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A
AGM, 5s, 6/15/16	AA-	20,000	22,118
5s, 6/15/14	A1	40,000	40,541

Pittsburgh, G.O. Bonds, Ser. B, AGM, 5 1/4s, 9/1/16	AA-	50,000	55,669

			1,007,382
South Carolina (1.1%)

SC State G.O. Bonds (Clemson U.), 5s, 4/1/16	Aaa	200,000	219,534

			219,534
Tennessee (1.0%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (U. of the South), AMBAC, 4 1/2s, 9/1/30 (Prerefunded 9/1/15)	A+	50,000	53,180

Kingsport, G.O. Bonds, Ser. C, AGO, 3s, 3/1/16	Aa2	50,000	52,410

Maury Cnty., G.O. Bonds, AMBAC, 5s, 6/1/14	Aa2	100,000	101,128

			206,718
Texas (7.3%)

Austin, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 4s, 11/15/16	Aa2	100,000	109,299

Central TX Regl. Mobility Auth. Rev. Bonds, 5 3/4s, 1/1/17	Baa2	75,000	80,897

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools), 5s, 8/15/15	BBB	75,000	78,395

Dallas, Area Rapid Transit Rev. Bonds, 5s, 12/1/14	AA+	100,000	103,572

Galena Park, G.O. Bonds (School Bldg.), PSFG, 5 1/2s, 8/15/16	Aaa	25,000	28,092

Hidalgo Cnty., G.O. Bonds, Ser. A, AGO, 3s, 8/15/15	Aa2	50,000	52,019

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/15	A	30,000	31,810

Irving, Indpt. School Dist. Bldg. G.O. Bonds, PSFG, 2s, 2/15/15	AAA	100,000	101,745

North TX, Tollway Auth. Mandatory Put Bonds (1/1/16), Ser. E-3, 5 3/4s, 1/1/38	A2	100,000	108,802

Richardson, Indpt. School Dist. G.O. Bonds, PSFG, 4s, 2/15/16	Aaa	170,000	182,323

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	100,000	107,104

San Antonio, Rev. Bonds, NATL, FGIC, 5 1/2s, 5/15/15	Aa1	25,000	26,589

TX State Rev. Bonds (A&M U.), Ser. B, 5s, 5/15/15	Aaa	25,000	26,443

TX State Trans. G.O. Bonds, 4s, 8/1/16	Aaa	200,000	217,724

TX State Trans. Comm. Rev. Bonds, 4 1/8s, 4/1/16	Aaa	100,000	107,744

Waco, Hlth. Facs. Dev. Corp. Rev. Bonds (Hillcrest Health Syst., Inc.), Ser. A, NATL, FHA Insd., 4 1/2s, 8/1/35 (Prerefunded 8/1/16)	A	85,000	93,486

			1,456,044
Utah (0.6%)

UT State G.O. Bonds
Ser. B, 4s, 7/1/15	Aaa	15,000	15,756
Ser. A, 3s, 7/1/16	Aaa	100,000	106,363

			122,119
Virginia (0.4%)

Amelia Cnty., Indl. Dev. Auth. Mandatory Put Bonds (4/1/14) (Waste Mgmt., Inc.), 0.85s, 4/1/27	A-	75,000	75,020

			75,020
Washington (2.5%)

Energy N W, Rev. Bonds (Bonneville Power Admin.), Ser. A, 5 1/2s, 7/1/14	Aa1	30,000	30,521

King Cnty., G.O. Bonds, Ser. D, 5s, 1/1/16	AAA	50,000	54,306

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/17	AA+	35,000	39,387

Seattle, Wtr. Syst. Rev. Bonds, 5s, 2/1/15	Aa1	55,000	57,413

Tobacco Settlement Auth. of WA Rev. Bonds, 5s, 6/1/15	A	100,000	105,717

Vancouver, Downtown Redev. Auth. Rev. Bonds (Conference Ctr.), Ser. A, 3s, 1/1/16	AA	90,000	93,624

WA State G.O. Bonds
Ser. C, 5s, 2/1/15	Aa1	25,000	26,097
Ser. R-2010A, 5s, 1/1/15	Aa1	35,000	36,397
(Motor Vehicle Fuel Tax), Ser. C, 4s, 6/1/15	Aa1	15,000	15,709

WA State Rev. Bonds (Lodging Tax), Ser. A, 5s, 7/1/14	Aa3	50,000	50,745

			509,916
West Virginia (0.3%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa1	50,000	51,158

			51,158
Wisconsin (1.6%)

Elmbrook, School Dist. G.O. Bonds (School Bldg. & Impt.), 4s, 4/1/14	Aaa	50,000	50,153

Madison Cnty., G.O. Bonds (Madison Area Tech. College), Ser. B, 2s, 3/1/16	Aaa	45,000	46,298

Nekoosa, Poll. Control Rev. Bonds (Nekoosa Papers, Inc.), Ser. A, 5.35s, 7/1/15	Baa2	30,000	31,172

WI State G.O. Bonds, Ser. 1
AMBAC, 5s, 5/1/16	Aa2	50,000	55,034
NATL, 5s, 5/1/14	Aa2	25,000	25,198

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds (Three Pillars Sr. Living), 3s, 8/15/16	A-/F	75,000	76,546

WI State, Clean Wtr. Rev. Bonds, Ser. 1, 3s, 6/1/15	Aa1	25,000	25,846

			310,247
TOTAL INVESTMENTS

Total investments (cost $18,934,432)(b)			$19,018,434

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $20,003,465.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $18,934,432, resulting in gross unrealized appreciation and depreciation of $97,994 and $13,992, respectively, or net unrealized appreciation of $84,002.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	17.2%
	State debt	15.7
	Utilities	13.2
	Transportation	10.1

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$19,018,434	$—

Totals by level	$—	$19,018,434	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014